Non-Cash Share-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares repurchased from deferred shares	0	0
Unrecognized compensation cost related to unvested employee shares outstanding	$ 3.3
Weighted-average period of unvested employee shares outstanding	3 years 7 months 6 days
Performance and Service Based
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of employee shares granted	0
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period	4 years
General vesting period	3 years
Minimum | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	20.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period	5 years
General vesting period	4 years
Maximum | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	25.00%